                    TAX-EXEMPT NEW YORK MONEY MARKET FUND

                        ANNUAL REPORT TO SHAREHOLDERS

                                MARCH 31, 1997

DEAR SHAREHOLDERS:
We are pleased to provide you with the Tax-Exempt New York Money Market Fund annual report for the year ended March 31, 1997.

Your fund's management greatly appreciates your decision to invest in Tax-Exempt New York Money Market Fund. During the past year, the fund registered solid performance and achieved its objective of providing maximum current income exempt from Federal, State of New York and New York City income taxes, while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The economic recovery is continuing, and based on recent statistics, its momentum appears to be strengthening. Labor markets have firmed, consumer confidence is high and quarterly measures of the Gross Domestic Product are above trend for a non-inflationary expansion. In fact, the Federal Reserve System tightened monetary conditions in March for the first time since February 1995. Looking forward, we anticipate uninterrupted, moderate economic growth, coupled with subdued but rising inflationary pressures. In this context, we expect upward interest rate trends.

Money market funds, such as Tax-Exempt New York Money Market Fund, should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,


Frank Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager
April 3, 1997


Frank Rachwalski is Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Tax-Exempt New York Money Market Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the year ended March 31, 1997, the Tax-Exempt New York Money Market Fund had a net yield of 2.99% and a tax-equivalent yield of 5.29%.


                                     (1)

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

The fund's net yield for the year ended March 31, 1997, is the sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

The tax-equivalent yield is based upon the fund's yield and a 43.5% combined Federal and State of New York and New York City marginal income tax rate. Income from the Tax-Exempt New York Money Market Fund may be subject to local taxes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.




                                     (2)

    Tax-Exempt New York Money Market Fund
    -----------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS
    March 31, 1997
    (Value in thousands)

    =================================================================

                                                                Value
(a) VARIABLE RATE DEMAND SECURITIES

    New York State
       Energy Research and Development Authority:
         Brooklyn Union Gas Project
           3.30%                                               $2,500
         Niagara Mohawk Power Corporation Project
           3.83%                                               14,400
       Housing Finance Agency:
         Hospital for Special Surgery
           3.15%                                                1,000
         Liberty View Apartments
           3.05%                                                  300
         Mount Sinai School of Medicine
           3.35%                                                  100
         Normandie Court I
           3.40%                                                1,500
         Trackside Homes Phase III
           3.45%                                                  200
       Job Development Authority
           3.55%                                                  820
       Local Government Assistance Corporation
           3.35%                                                1,500
       Medical Care Facilities Finance Agency:
         Lenox Hill Hospital Project
           3.40%                                                  700
         Pooled Equipment Loan Program
           3.25%                                                  300
    -----------------------------------------------------------------
    Babylon
    Industrial Development Agency
           3.45%                                                1,200
    -----------------------------------------------------------------
    Dutchess County
    Industrial Development Agency
           3.55%                                                  100
    -----------------------------------------------------------------
    Franklin County
    Industrial Development Agency
           3.50%                                                  300
    -----------------------------------------------------------------
    Metropolitan Transportation Authority
           3.40%                                                1,500
    -----------------------------------------------------------------
    Mount Pleasant
    Industrial Development Agency
           3.30%                                                  700
    -----------------------------------------------------------------

Tax-Exempt New York Money Market Fund
---------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 1997
(Value in thousands)

===============================================================
                                                          Value
New York City
   General Obligation
       3.67%                                            $15,100
   Housing Development Corporation:
     Columbus Gardens Project
       3.35%                                              1,500
     East 96th Street Project
       3.30%                                              1,300
     James Tower
       3.30%                                                100
     100 Jane Street
       3.40%                                                700
     Queenswood Apartments
       3.50%                                              1,500
     Tribeca Towers
       3.30%                                                400
     West 43rd Street
       3.40%                                                700
   Municipal Water Finance Authority
       3.70%                                              2,600
   Trust for Cultural Resources
       3.20%                                              1,500
---------------------------------------------------------------
Onondaga County
Industrial Development Agency
       3.15%                                                400
---------------------------------------------------------------
St. Lawrence County
Industrial Development Agency
       3.45%                                                500
---------------------------------------------------------------
Schenectady County
Industrial Development Agency
       3.25%                                                100
---------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND SECURITIES - 88.3%
(average maturity:   3 days)                             53,520
---------------------------------------------------------------

OTHER SECURITIES
New York State
   Dormitory Authority:
     Memorial Sloan-Kettering Cancer Center
       3.35% - 3.40%, 4/10/97 - 5/13/97                   1,700
     Second Short-Term Revenue Notes
       3.55%, 5/12/97                                       158
   Environmental Facilities Corporation
       3.30%, 5/15/97                                     1,000
   General Obligation
       3.05% - 3.45%, 4/1/97 - 5/13/97                    2,700
   Power Authority
       3.35% - 3.45%, 5/8/97 - 5/14/97                      900
---------------------------------------------------------------

Tax-Exempt New York Money Market Fund
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 1997
(Value in thousands)

===================================================================
                                                              Value

Nassau County
   Bond Anticipation Notes
       4.00%, 8/15/97                                        $1,067
   Tax  Anticipation Notes
       3.55%, 9/25/97                                           401
-------------------------------------------------------------------

TOTAL OTHER SECURITIES - 13.1%
(average maturity:  51 days)                                  7,926
-------------------------------------------------------------------

TOTAL INVESTMENTS - 101.4%
(average maturity:   9 days)                                 61,446
-------------------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS - (1.4)%                        (871)
-------------------------------------------------------------------

NET ASSETS - 100%                                           $60,575
===================================================================




NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at March 31, 1997.

See accompanying Notes to Financial Statements.

Tax-Exempt New York Money Market Fund
---------------------------------------------

REPORT OF INDEPENDENT AUDITORS



================================================================================

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TAX-EXEMPT NEW YORK MONEY MARKET FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Exempt New York Money Market Fund as of March 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt New York Money Market Fund at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1993, in conformity with generally accepted accounting principles.

                                                        ERNST & YOUNG LLP

Chicago, Illinois
May 16, 1997

Tax-Exempt New York Money Market Fund
-----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997
(in thousands)

===========================================================
ASSETS
-----------------------------------------------------------

Investments, at amortized cost                      $61,446
-----------------------------------------------------------

Receivable for:
   Interest                                             183
-----------------------------------------------------------

   Securities sold                                       20
-----------------------------------------------------------

     Total assets                                    61,649
-----------------------------------------------------------

LIABILITIES AND NET ASSETS
-----------------------------------------------------------

Cash overdraft                                          914
-----------------------------------------------------------

Payable for:
   Dividends                                             45
-----------------------------------------------------------

   Fund shares redeemed                                  13
-----------------------------------------------------------

   Distribution services fee                             65
-----------------------------------------------------------

   Trustees' fees and other                              37
-----------------------------------------------------------

     Total liabilities                                1,074
-----------------------------------------------------------

Net assets applicable to shares outstanding         $60,575
===========================================================


THE PRICING OF SHARES
-----------------------------------------------------------

Shares outstanding                                   60,575
-----------------------------------------------------------

Net asset value and
redemption price per share                            $1.00
===========================================================


See accompanying Notes to Financial Statements.

Tax-Exempt New York Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                      STATEMENT OF CHANGES IN NET ASSETS
Year ended March 31, 1997                                    Years ended March 31, 1997 and 1996
(in thousands)                                               (in thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              1997           1996
                                                                                                         ---------------------------
                                                             Operations:
Interest income                                 $1,237          Net investment income                    $   1,077            498
------------------------------------------------------       --------------------------------------------------------------------

Expenses:                                                    Dividends to shareholders
   Management fee                                   80       from net investment income                     (1,077)          (498)
------------------------------------------------------       --------------------------------------------------------------------

   Distribution services fee                       182       Capital share transactions
------------------------------------------------------       (dollar amounts and number
   Custodian and transfer agent                              of shares are the same):
   fees and related expenses                        47          Shares sold                                239,603        108,282
------------------------------------------------------       --------------------------------------------------------------------

   Registration costs                                5
------------------------------------------------------
                                                                Shares issued in
   Professional fees                                15          reinvestment of dividends                    1,034            497
                                                             --------------------------------------------------------------------
------------------------------------------------------                                                     240,637        108,779
   Reports to shareholders                          14
------------------------------------------------------
                                                                Shares redeemed                           (198,589)      (104,342)
   Trustees' fees and other                          8       --------------------------------------------------------------------
------------------------------------------------------
                                                             Net increase from capital
      Total expenses before expense                          share transactions and total
      absorption                                   351       increase  in net assets                        42,048          4,437
------------------------------------------------------       --------------------------------------------------------------------

   Less expenses absorbed
   by the investment manager                      (191)
------------------------------------------------------

      Total expenses paid                                    Net assets:
      by the Fund                                  160       Beginning of year                              18,527         14,090
------------------------------------------------------       --------------------------------------------------------------------

Net investment income                           $1,077       End of year                                 $  60,575         18,527
======================================================       ====================================================================



See accompanying Notes to Financial Statements.

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

================================================================================

1.  DESCRIPTION OF THE FUND

Tax-Exempt New York Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.


2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.


INVESTMENT TRANSACTIONS AND INTEREST INCOME

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.


FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES

The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended March 31, 1997, the Fund paid no management fee after an expense absorption by ZKI.

DISTRIBUTION AGREEMENT

The Fund has an administration, shareholder services and distribution agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For its services as primary distributor, the Fund pays ZKDI an annual fee of .50% of average daily net assets of the Fund. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, ZKDI pays such firms at a maximum annual rate of .50% of average daily net assets of those accounts they maintain and service. For the year ended March 31, 1997, the Fund paid a distribution services fee of $71,000 after an expense absorption by ZKI, and ZKDI remitted $142,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $33,000 for the year ended March 31, 1997.

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------




================================================================================

OFFICERS AND TRUSTEES

Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended March 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $7,000 to independent trustees.

EXPENSE ABSORPTION

During the year ended March 31, 1997, ZKI agreed to voluntarily absorb certain expenses of the Fund. This expense absorption was in addition to ZKI's temporary absorption of expenses that exceed .80% of average daily net assets of the Fund. Under these arrangements, ZKI absorbed $191,000 of expenses.

Tax-Exempt New York Money Market Fund
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

=====================================================================================================================

                                                                                  Year ended March 31,
                                                               1997            1996        1995      1994        1993
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $  1.00           1.00        1.00       1.00      1.00
---------------------------------------------------------------------------------------------------------------------

Net investment income and dividends declared                      .03            .03         .02        .02       .02
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                                  $  1.00           1.00        1.00       1.00      1.00
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                     3.03%          3.03        2.40       1.63      1.90
---------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                          .44%           .80         .80        .80       .80
---------------------------------------------------------------------------------------------------------------------

Net investment income                                            2.96%          2.95        2.44       1.61      1.88
---------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                          .96%          1.14        1.15       1.25      1.53
---------------------------------------------------------------------------------------------------------------------

Net investment income                                            2.44%          2.61        2.09       1.16      1.15
---------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA:
Net assets at end year (in thousands)                         $60,575         18,527      14,090     10,762     8,424
=====================================================================================================================


Note: ZKI has agreed to temporarily absorb certain expenses of the Fund.

=====================================================================================================================

FEDERAL TAX STATUS OF 1997 DIVIDENDS

All of the dividends constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends may be includible in the alternative minimum tax calculation.

                              Investment Manager
                        Zurich Kemper Investments, Inc.


                            Principal Underwriter
                       Zurich Kemper Distributors, Inc.
                            222 S. Riverside Plaza
                              Chicago, IL 60606











This report is not to be distributed unless preceded or accompanied by a prospectus.